Related Party Transactions - Summary of Related Party Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amounts due from related parties:
Company Affiliates			¥ 64,093
Amounts due to related parties:
Company Affiliates	¥ 6,754	$ 1,060
Affiliates	478	75	490
Shareholder Affiliates	31,600	4,959	36,978
Total	¥ 38,832	$ 6,094	¥ 37,468